Commitments and Contingencies (Tables)	6 Months Ended
Jun. 29, 2013
Future Minimum Lease Payments Under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 were as follows (in thousands):

Year Ending December 31,
2013	$594
2014	451
2015	442
2016	258
2017	69

$1,814

Future minimum lease payments under non-cancelable operating leases as of June 29, 2013 (unaudited) were as follows (in thousands):

Year Ending December 31,
2013 (remaining six months)	$741
2014	472
2015	418
2016	243
2017	69
Thereafter	—

$1,943